Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
June 30, 2026
Z30-NPRT1-0826
1.9884240.109
Bond Funds - 39.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	365,984	2,803,437
Fidelity Series Corporate Bond Fund (a)	161,034	1,505,666
Fidelity Series Emerging Markets Debt Fund (a)	23,801	206,357
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,354	51,663
Fidelity Series Floating Rate High Income Fund (a)	4,246	36,810
Fidelity Series Government Bond Index Fund (a)	278,058	2,527,544
Fidelity Series High Income Fund (a)	4,107	36,720
Fidelity Series International Credit Fund (a)	8	72
Fidelity Series International Developed Markets Bond Index Fund (a)	176,682	1,508,866
Fidelity Series Investment Grade Bond Fund (a)	230,672	2,322,862
Fidelity Series Investment Grade Securitized Fund (a)	152,747	1,383,886
Fidelity Series Long-Term Treasury Bond Index Fund (a)	448,810	2,392,158
Fidelity Series Real Estate Income Fund (a)	3,620	36,636
TOTAL BOND FUNDS (Cost $14,889,723)		14,812,677

Domestic Equity Funds - 32.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	106,586	2,903,398
Fidelity Series Large Cap Growth Index Fund (a)	59,305	1,855,060
Fidelity Series Large Cap Stock Fund (a)	65,369	1,929,699
Fidelity Series Large Cap Value Index Fund (a)	161,900	3,429,043
Fidelity Series Small Cap Core Fund (a)	33,632	546,190
Fidelity Series Small Cap Opportunities Fund (a)	17,686	357,429
Fidelity Series Value Discovery Fund (a)	65,966	1,230,929
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,010,088)		12,251,748

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	37,351	781,390
Fidelity Series Canada Index Fund (a)	26,276	262,757
Fidelity Series Emerging Markets Fund (a)	50,799	775,189
Fidelity Series Emerging Markets Opportunities Fund (a)	96,429	3,099,222
Fidelity Series International Growth Fund (a)	76,658	1,653,514
Fidelity Series International Index Fund (a)	37,944	631,004
Fidelity Series International Small Cap Fund (a)	15,307	289,452
Fidelity Series International Value Fund (a)	97,090	1,625,285
Fidelity Series Overseas Fund (a)	101,281	1,639,744
Fidelity Series Select International Small Cap Fund (a)	2,687	41,565
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,616,942)		10,799,122

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,516,753)	37,863,547
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	37,863,547

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	268,467	117,075	387,385	162	1,800	43	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,700,050	632,001	2,586,304	2,480	(209,658)	267,348	2,803,437	365,984
Fidelity Series Blue Chip Growth Fund	5,037,740	153,852	3,486,131	-	1,813,744	(615,807)	2,903,398	106,586
Fidelity Series Canada Fund	1,972,662	97,373	1,356,812	-	330,711	(262,544)	781,390	37,351
Fidelity Series Canada Index Fund	-	262,757	-	-	-	-	262,757	26,276
Fidelity Series Commodity Strategy Fund	475,215	40,623	519,473	-	74,901	(71,266)	-	-
Fidelity Series Corporate Bond Fund	2,600,751	248,696	1,349,054	25,022	2,588	2,685	1,505,666	161,034
Fidelity Series Emerging Markets Debt Fund	361,939	30,873	198,722	4,122	20,255	(7,988)	206,357	23,801
Fidelity Series Emerging Markets Debt Local Currency Fund	92,209	7,039	50,584	-	5,310	(2,311)	51,663	5,354
Fidelity Series Emerging Markets Fund	1,205,123	75,823	748,492	-	287,220	(44,485)	775,189	50,799
Fidelity Series Emerging Markets Opportunities Fund	4,830,702	320,189	3,093,321	-	1,139,193	(97,541)	3,099,222	96,429
Fidelity Series Floating Rate High Income Fund	65,894	6,864	36,214	950	(544)	810	36,810	4,246
Fidelity Series Government Bond Index Fund	4,365,004	451,808	2,267,352	32,793	(99,212)	77,296	2,527,544	278,058
Fidelity Series Government Money Market Fund	140,018	48,096	188,114	547	-	-	-	-
Fidelity Series High Income Fund	66,123	6,130	36,652	844	1,619	(500)	36,720	4,107
Fidelity Series International Credit Fund	71	-	-	1	-	1	72	8
Fidelity Series International Developed Markets Bond Index Fund	2,395,622	407,939	1,302,701	20,081	(49,777)	57,783	1,508,866	176,682
Fidelity Series International Growth Fund	3,058,340	97,207	1,855,152	-	446,580	(93,461)	1,653,514	76,658
Fidelity Series International Index Fund	1,186,581	37,666	685,782	-	216,177	(123,638)	631,004	37,944
Fidelity Series International Small Cap Fund	642,274	-	406,949	-	68,079	(13,952)	289,452	15,307
Fidelity Series International Value Fund	3,064,864	98,261	1,707,314	-	562,531	(393,057)	1,625,285	97,090
Fidelity Series Investment Grade Bond Fund	4,029,123	396,364	2,088,388	33,503	(44,279)	30,042	2,322,862	230,672
Fidelity Series Investment Grade Securitized Fund	2,433,129	208,382	1,251,794	20,924	(27,240)	21,409	1,383,886	152,747
Fidelity Series Large Cap Growth Index Fund	3,211,842	149,267	2,024,223	7,281	987,288	(469,114)	1,855,060	59,305
Fidelity Series Large Cap Stock Fund	3,383,555	104,195	1,945,841	-	696,901	(309,111)	1,929,699	65,369
Fidelity Series Large Cap Value Index Fund	5,961,689	221,168	3,448,799	-	978,029	(283,044)	3,429,043	161,900
Fidelity Series Long-Term Treasury Bond Index Fund	4,061,005	744,925	2,403,591	34,278	(38,081)	27,900	2,392,158	448,810
Fidelity Series Overseas Fund	3,066,450	98,144	1,802,661	-	433,874	(156,063)	1,639,744	101,281
Fidelity Series Real Estate Income Fund	65,370	6,806	36,456	329	(1,230)	2,146	36,636	3,620
Fidelity Series Select International Small Cap Fund	54,650	-	18,053	-	4,145	823	41,565	2,687
Fidelity Series Small Cap Core Fund	938,564	16,759	546,972	16,709	144,256	(6,417)	546,190	33,632
Fidelity Series Small Cap Opportunities Fund	587,495	23,788	341,527	-	110,330	(22,657)	357,429	17,686
Fidelity Series Treasury Bill Index Fund	326,046	139,458	465,504	1,284	-	-	-	-
Fidelity Series Value Discovery Fund	2,133,498	112,958	1,212,679	-	180,904	16,248	1,230,929	65,966
	66,782,065	5,362,486	39,848,996	201,310	8,036,414	(2,468,422)	37,863,547

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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